Other Intangibles (Other intangibles)	12 Months Ended
Dec. 31, 2014
Other intangibles
Other intangibles
Other Intangibles

7. Other Intangibles

        Other intangibles consisted of the following at December 31, 2014:

Successor
(Dollars in thousands)	December 31, 2014
Goodwill	$58,094
Customer relationships	346,647
Contractual vendor intangible assets	47,580
Tradename and other intangible assets	71,388

$523,709

        The following table presents details of customer relationships and tradename and other intangible assets and related accumulated amortization at December 31, 2014:

	Successor
	December 31, 2014
(Dollars in thousands)	Weighted-Average Amortization Period (in years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	16.4	$360,000	$(13,353)	$346,647
Tradename and other intangible assets	9.9	79,365	(7,977)	71,388

		$439,365	$(21,330)	$418,035

        Amortization expense for customer relationships and tradename and other intangible assets for the period beginning February 5, 2014 and ending December 31, 2014 was $21.3 million.

        The estimated amortization expense for customer relationships and other intangible assets for the next five years are as follows:

(Dollars in thousands)
2015	$33,854
2016	33,865
2017	33,865
2018	27,559
2019	23,865